Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

July 17, 2017

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Pioneer Bond Fund
(File Nos. 002-62436 and 811-02864)

Ladies and Gentlemen:

On behalf of Pioneer Bond Fund (the “Fund”), a Delaware statutory trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), we are filing today via EDGAR an exhibit containing interactive data format risk/return summary information that relates to the risk/return summary information contained in the form of prospectus for the Fund, that was filed under Rule 497(e) on July 3, 2017 (SEC accession number 0000276776-17-000044).

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz
Jeremy B. Kantrowitz

cc:	Christopher J. Kelley, Esq.
Toby R. Serkin, Esq.